SEGMENTED INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010
SEGMENTED INFORMATION
Minimum required percentage of combined revenue, profit or loss or total assets of reported operating segments	10.00%		10.00%
Segment reporting Information
Goodwill	$ 200,064		$ 200,064		$ 200,064
Revenues from Mining Operations	520,537	398,478	1,366,296	983,517
Production Costs	237,190	196,674	648,511	481,474
Amortization	67,104	48,145	188,268	122,651
Exploration and Corporate Development	9,610	19,491	43,877	39,950
Foreign currency translation loss (gain)	(21,420)	17,685	(4,642)	9,159
Segment Income Gain (Loss)	(70,130)	116,483	192,099	330,283
Interest and sundry income (loss)	(46)	1,784	(22)	3,943
Goldex write-off	298,183		298,183
Gain on sale of available-for-sale securities	(3,402)	7,839	1,412	8,185
Gain (Loss) on derivative financial instruments	(1,678)	(1,330)	654	3,826
Net gain on acquisition of assets		57,526
Gain on sale of mining property		8,888		8,888
General and administrative expenses	(20,410)	(19,925)	(79,684)	(71,595)
Provincial capital tax		6,934		6,779
Interest expense	(14,918)	(14,722)	(42,915)	(34,535)
Income (loss) before income and mining taxes	(110,584)	163,477	71,544	313,300
Total Assets	5,544,051		5,544,051		5,500,351
Canada
Segment reporting Information
Revenues from Mining Operations	352,514	303,463	928,228	751,646
Production Costs	169,243	144,084	456,634	355,672
Amortization	50,133	36,731	143,104	90,180
Foreign currency translation loss (gain)	(12,581)	12,186	(893)	8,509
Segment Income Gain (Loss)	(152,464)	110,462	31,200	297,285
Goldex write-off	298,183		298,183
Total Assets	3,837,263		3,837,263		4,172,997
Europe
Segment reporting Information
Revenues from Mining Operations	62,165	51,225	163,391	120,438
Production Costs	27,648	24,155	82,340	65,110
Amortization	6,939	6,241	19,716	19,531
Foreign currency translation loss (gain)	(2,355)	4,793	1,432	106
Segment Income Gain (Loss)	29,933	16,036	59,903	35,691
Total Assets	741,293		741,293		679,258
Latin America
Segment reporting Information
Revenues from Mining Operations	105,858	43,790	274,677	111,433
Production Costs	40,299	28,435	109,537	60,692
Amortization	10,032	5,173	25,448	12,940
Foreign currency translation loss (gain)	(5,770)	706	(5,101)	544
Segment Income Gain (Loss)	61,297	9,476	144,793	37,257
Mexico
Segment reporting Information
Total Assets	671,677		671,677		619,263
Exploration
Segment reporting Information
Exploration and Corporate Development	9,610	19,491	43,877	39,950
Foreign currency translation loss (gain)	(714)		(80)
Segment Income Gain (Loss)	(8,896)	(19,491)	(43,797)	(39,950)
Total Assets	293,818		293,818		28,833
Corporate and Other Income (Loss)
Segment reporting Information
Interest and sundry income (loss)	(46)	1,784	(22)	3,943
Gain on sale of available-for-sale securities	(3,402)	7,839	1,412	8,185
Gain (Loss) on derivative financial instruments	(1,678)	(1,330)	654	3,826
Net gain on acquisition of assets		57,526		57,526
Gain on sale of mining property		8,888		8,888
General and administrative expenses	(20,410)	(19,925)	(79,684)	(71,595)
Provincial capital tax		6,934		6,779
Interest expense	(14,918)	(14,722)	(42,915)	(34,535)
Income (loss) before income and mining taxes	(110,584)	163,477	71,544	313,300
Meliadine Mine Project
Segment reporting Information
Goodwill	$ 200,100		$ 200,100		$ 200,100